Reverse Stock Split (Details Narrative) (10-K) - $ / shares	Jan. 24, 2019	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Feb. 27, 2019
Equity [Abstract]
Common stock shares issued and outstanding par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Reverse stock split description	Ratio of 1-for-20
Number of common stock shares authorized	1,000,000,000	50,000,000	50,000,000	50,000,000	50,000,000
Decreased number of common stock shares issued and outstanding	25,346,004